Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2016